Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

April 12, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209 Post-Effective Amendment No. 113

Ladies and Gentlemen:

Included herewith for filing on behalf of the Trust, pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, is one copy of Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A (“Amendment”). This Post-Effective Amendment No. 113 is filed solely for the purpose of designating May 3, 2013 as the new effective date of Post-Effective Amendment No. 97 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission on December 21, 2012. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

If you have any questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm